Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,686)	$ (2,571)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	35	35
Interest cost	114	110
Expected return on plan assets	(164)	(160)
Current year amortization of: Actuarial losses (gains)	(1)	3
Current year amortization of: Past service gains	0	0
Regulatory assets	9	9
Settlement, curtailments	0	0
Net Periodic Benefit Cost, Total	(7)	(3)
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3
Interest cost	12	12
Expected return on plan assets	(2)	(2)
Current year amortization of: Actuarial losses (gains)	(1)	(2)
Current year amortization of: Past service gains	3	(2)
Regulatory assets	0	(2)
Settlement, curtailments	0	1
Net Periodic Benefit Cost, Total	$ 15	$ 8